BUSINESS COMBINATION (Narrative) (Details) € in Thousands, kr in Thousands, $ in Thousands	1 Months Ended
	Feb. 28, 2018 USD ($)	Feb. 28, 2018 EUR (€)	Jul. 19, 2017 USD ($)	Jul. 19, 2017 DKK (kr)	Oct. 19, 2017
Harsec [Member]
Business Acquisition [Line Items]
Percentage of acquistion of outstanding shares			100.00%	100.00%
Consideration			$ 1,579
Percentage of consideration paid			90.00%	90.00%	10.00%
Harsec [Member] | Danish Krone
Business Acquisition [Line Items]
Consideration | kr				kr 10,000
Abydos Consultores de Sistemas S.L.U [Member]
Business Acquisition [Line Items]
Percentage of Consideration of acquistion	100.00%	100.00%
Abydos Consultores de Sistemas S.L.U [Member] | Euro Member Countries, Euro [Member]
Business Acquisition [Line Items]
Consideration of acquisition | €		€ 183
Abydos Consultores de Sistemas S.L.U [Member] | United States of America, Dollars
Business Acquisition [Line Items]
Consideration of acquisition	$ 218